JTD
Nuveen Tax-Advantaged Dividend Growth Fund
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 137.5% (96.3% of Total Investments)
	COMMON STOCKS – 101.3% (71.0% of Total Investments)
	Aerospace & Defense – 2.7%
9,388	Lockheed Martin Corp, (2), (3)	$3,182,063
77,273	Safran SA, ADR, (3), (4)	1,685,324
	Total Aerospace & Defense	4,867,387
	Banks – 8.6%
63,538	BOC Hong Kong Holdings Ltd, ADR, (3), (4)	3,484,615
35,279	JPMorgan Chase & Co	3,176,168
1,223,526	Lloyds Banking Group PLC, ADR	1,847,524
29,990	PNC Financial Services Group Inc, (2)	2,870,643
97,463	Toronto-Dominion Bank, (2)	4,131,457
	Total Banks	15,510,407
	Beverages – 2.9%
61,831	Heineken NV, ADR, (4)	2,545,582
22,986	PepsiCo Inc, (3)	2,760,619
	Total Beverages	5,306,201
	Biotechnology – 2.1%
26,486	AbbVie Inc, (2)	2,017,968
83,398	Grifols SA, ADR	1,679,636
	Total Biotechnology	3,697,604
	Building Products – 1.0%
21,259	Trane Technologies PLC	1,755,781
	Capital Markets – 2.0%
34,148	Charles Schwab Corp	1,148,056
47,325	Macquarie Group Ltd, ADR, (4)	2,505,858
	Total Capital Markets	3,653,914
	Chemicals – 4.5%
31,858	International Flavors & Fragrances Inc, (3)	3,252,065
105,464	Koninklijke DSM NV, Sponsored ADR, (3), (4)	2,968,811
11,239	Linde PLC	1,944,347
	Total Chemicals	8,165,223
	Communications Equipment – 1.5%
66,477	Cisco Systems Inc	2,613,211

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Consumer Finance – 1.1%
23,439	American Express Co, (2)	$2,006,613
	Containers & Packaging – 2.8%
393,431	Amcor PLC, (3)	3,194,660
21,370	Packaging Corp of America	1,855,557
	Total Containers & Packaging	5,050,217
	Diversified Financial Services – 1.5%
47,155	ORIX Corp, Sponsored ADR	2,786,860
	Diversified Telecommunication Services – 3.5%
95,951	AT&T Inc	2,796,972
268,016	HKT Trust & HKT Ltd, ADR, (3), (4)	3,511,009
	Total Diversified Telecommunication Services	6,307,981
	Electric Utilities – 3.2%
17,464	NextEra Energy Inc, (3)	4,202,187
165,815	Red Electrica Corp SA, ADR, (4)	1,500,626
	Total Electric Utilities	5,702,813
	Electronic Equipment, Instruments & Components – 1.9%
55,054	Alps Alpine Co Ltd, ADR, (4)	1,041,622
55,764	Hexagon AB, ADR, (4)	2,356,029
	Total Electronic Equipment, Instruments & Components	3,397,651
	Entertainment – 1.6%
29,004	Walt Disney Co, (2)	2,801,786
	Food Products – 2.6%
365,766	Danone SA, Sponsored ADR, (3), (4)	4,658,030
	Gas Utilities – 1.7%
326,329	Snam Spa, ADR, (4)	3,093,599
	Health Care Equipment & Supplies – 1.6%
12,783	Becton Dickinson and Co, (2)	2,937,150
	Health Care Providers & Services – 2.5%
18,004	UnitedHealth Group Inc, (2)	4,489,837
	Hotels, Restaurants & Leisure – 2.5%
158,250	Compass Group PLC, Sponsored ADR, (4)	2,459,205
51,301	Restaurant Brands International Inc, (2)	2,053,579
	Total Hotels, Restaurants & Leisure	4,512,784
	Household Products – 2.9%
34,828	Colgate-Palmolive Co, (2)	2,311,186

Shares	Description (1)	Value
	Household Products (continued)
191,864	Reckitt Benckiser Group PLC, Sponsored ADR, (3), (4)	$2,955,665
	Total Household Products	5,266,851
	Industrial Conglomerates – 1.3%
17,159	Honeywell International Inc, (3)	2,295,703
	IT Services – 4.3%
23,524	Accenture PLC, (2)	3,840,528
32,057	Fidelity National Information Services Inc	3,899,414
	Total IT Services	7,739,942
	Media – 1.8%
94,475	Comcast Corp, Class A, (2)	3,248,050
	Oil, Gas & Consumable Fuels – 7.1%
44,149	Chevron Corp, (2)	3,199,037
102,301	Enbridge Inc, (3)	2,975,936
52,314	Phillips 66	2,806,646
100,480	TOTAL SA, Sponsored ADR	3,741,875
	Total Oil, Gas & Consumable Fuels	12,723,494
	Personal Products – 1.6%
57,905	Unilever PLC, Sponsored ADR	2,928,256
	Pharmaceuticals – 8.5%
34,500	Johnson & Johnson, (2), (3)	4,523,985
32,930	Merck & Co Inc	2,533,634
68,795	Novo Nordisk A/S, Sponsored ADR	4,141,459
95,845	Sanofi, ADR, (3)	4,190,344
	Total Pharmaceuticals	15,389,422
	Professional Services – 1.2%
76,587	Experian PLC, Sponsored ADR, (4)	2,131,416
	Real Estate Management & Development – 1.4%
619,764	CapitaLand Ltd, Sponsored ADR, (3), (4)	2,481,039
	Road & Rail – 1.4%
18,140	Union Pacific Corp, (2), (3)	2,558,466
	Semiconductors & Semiconductor Equipment – 1.3%
22,981	Texas Instruments Inc, (2)	2,296,491
	Software – 4.7%
30,239	Microsoft Corp, (2)	4,768,993
33,145	SAP SE, Sponsored ADR, (3)	3,662,522
	Total Software	8,431,515

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Specialty Retail – 2.3%
47,300	Lowe's Cos Inc, (3)	$4,070,165
	Technology Hardware, Storage & Peripherals – 1.8%
12,802	Apple Inc	3,255,421
	Tobacco – 1.5%
37,983	Philip Morris International Inc, (2)	2,771,240
	Trading Companies & Distributors – 2.5%
111,032	ITOCHU Corp, ADR, (4)	4,543,596
	Wireless Telecommunication Services – 3.9%
307,984	KDDI Corp, ADR, (4)	4,496,566
190,080	Vodafone Group PLC, ADR	2,617,402
	Total Wireless Telecommunication Services	7,113,968
	Total Common Stocks (cost $165,226,749)	182,560,084

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 16.6% (11.6% of Total Investments)
	Automobiles – 0.3%
$870	General Motors Financial Co Inc	6.500%	N/A (6)	BB+	$606,825
	Banks – 9.1%
1,850	Bank of America Corp	6.500%	N/A (6)	BBB-	1,951,750
170	Bank of America Corp	6.300%	N/A (6)	BBB-	178,500
1,700	CIT Group Inc	5.800%	N/A (6)	Ba3	1,479,000
1,975	Citigroup Inc	6.250%	N/A (6)	BB+	2,034,250
925	Citizens Financial Group Inc	5.500%	N/A (6)	BB+	795,500
275	CoBank ACB, 144A	6.250%	N/A (6)	BBB+	269,500
0 (7)	Farm Credit Bank of Texas	10.000%	N/A (6)	Baa1	453,938
850	Huntington Bancshares Inc/OH	5.700%	N/A (6)	Baa3	680,000
2,225	JPMorgan Chase & Co	6.750%	N/A (6)	Baa2	2,325,125
125	JPMorgan Chase & Co	6.100%	N/A (6)	Baa2	127,375
625	Lloyds Bank PLC, 144A	12.000%	N/A (6)	Baa3	686,375
975	M&T Bank Corp	6.450%	N/A (6)	Baa2	925,470
2,000	PNC Financial Services Group Inc	6.750%	N/A (6)	Baa2	1,888,760
1,500	Wells Fargo & Co	5.875%	N/A (6)	Baa2	1,522,500
1,150	Zions Bancorp NA	7.200%	N/A (6)	BB+	1,124,826
16,345	Total Banks				16,442,869
	Capital Markets – 0.6%
500	Goldman Sachs Group Inc	5.300%	N/A (6)	Ba1	485,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Capital Markets (continued)
$665	Morgan Stanley	5.550%	N/A (6)	BB+	$584,894
1,165	Total Capital Markets				1,069,894
	Consumer Finance – 0.8%
845	Capital One Financial Corp	5.550%	N/A (6)	Baa3	730,038
850	Discover Financial Services	5.500%	N/A (6)	Ba2	680,000
1,695	Total Consumer Finance				1,410,038
	Diversified Financial Services – 0.4%
765	Voya Financial Inc	6.125%	N/A (6)	BBB-	692,325
	Electric Utilities – 1.3%
1,610	Emera Inc	6.750%	6/15/76	BB+	1,489,250
850	NextEra Energy Capital Holdings Inc	5.650%	5/01/79	BBB	782,724
2,460	Total Electric Utilities				2,271,974
	Food Products – 1.0%
1,950	Land O' Lakes Inc, 144A	8.000%	N/A (6)	BB	1,755,000
	Industrial Conglomerates – 0.4%
876	General Electric Co	5.000%	N/A (6)	BBB-	722,700
	Insurance – 2.1%
895	Liberty Mutual Group Inc, 144A	7.800%	3/15/37	Baa3	948,700
1,000	MetLife Inc	10.750%	8/01/39	BBB	1,390,000
1,000	Nationwide Financial Services Inc	6.750%	5/15/37	Baa2	1,055,000
500	Progressive Corp	5.375%	N/A (6)	BBB+	423,260
3,395	Total Insurance				3,816,960
	Oil, Gas & Consumable Fuels – 0.3%
625	Transcanada Trust	5.875%	8/15/76	BBB	489,063
	U.S. Agency – 0.3%
525	Farm Credit Bank of Texas, 144A	6.200%	N/A (6)	BBB+	546,000
$30,671	Total $1,000 Par (or similar) Institutional Preferred (cost $31,712,107)				29,823,648

Shares	Description (1)	Coupon	Ratings (5)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 14.2% (10.0% of Total Investments)
	Banks – 5.1%
30,400	Citigroup Inc	7.125%	BB+	$787,056
8,700	CoBank ACB, 144A, (4)	6.250%	BBB+	852,600
2,209	CoBank ACB, (4)	6.125%	BBB+	217,631
4,750	Farm Credit Bank of Texas, 144A, (4)	6.750%	Baa1	458,375
29,100	Fifth Third Bancorp	6.625%	Baa3	744,378
31,776	FNB Corp/PA	7.250%	Ba1	754,362

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Shares	Description (1)	Coupon	Ratings (5)	Value
	Banks (continued)
32,000	Huntington Bancshares Inc/OH	6.250%	Baa3	$782,080
32,975	KeyCorp	6.125%	Baa3	824,375
25,700	People's United Financial Inc	5.625%	BB+	602,922
44,787	Regions Financial Corp	6.375%	BB+	1,073,544
56,493	US Bancorp	6.500%	A3	1,455,260
25,108	Western Alliance Bancorp	6.250%	N/R	579,995
	Total Banks			9,132,578
	Capital Markets – 2.4%
11,100	B Riley Financial Inc	7.500%	N/R	208,458
5,712	B Riley Financial Inc	7.250%	N/R	106,814
48,779	Charles Schwab Corp	6.000%	BBB	1,231,670
15,175	Cowen Inc	7.350%	N/R	292,878
48,535	Morgan Stanley	7.125%	BB+	1,270,646
31,470	Stifel Financial Corp	6.250%	BB-	765,265
20,626	Stifel Financial Corp	6.250%	BB-	499,562
	Total Capital Markets			4,375,293
	Consumer Finance – 1.0%
21,300	Capital One Financial Corp	5.000%	Baa3	427,065
49,015	GMAC Capital Trust I	7.477%	BB-	1,005,298
17,000	Synchrony Financial	5.625%	BB-	290,020
	Total Consumer Finance			1,722,383
	Diversified Telecommunication Services – 0.4%
33,450	Qwest Corp	6.875%	BBB-	713,823
	Equity Real Estate Investment Trust – 0.2%
10,951	Digital Realty Trust Inc	6.625%	Baa3	275,856
	Food Products – 1.2%
550	CHS Inc	7.875%	N/R	13,750
39,675	CHS Inc	7.100%	N/R	915,699
58,065	CHS Inc	6.750%	N/R	1,293,107
	Total Food Products			2,222,556
	Insurance – 2.6%
32,616	Argo Group US Inc	6.500%	BBB-	732,882
46,636	Athene Holding Ltd	6.350%	BBB-	1,059,570
32,400	Enstar Group Ltd	7.000%	BB+	710,208
12,450	Globe Life Inc	6.125%	BBB+	289,587
19,650	Hartford Financial Services Group Inc	7.875%	Baa2	513,454
24,434	National General Holdings Corp	7.500%	N/R	456,916
9,191	National General Holdings Corp	7.500%	N/R	170,493
3,774	PartnerRe Ltd	7.250%	BBB	93,935

Shares	Description (1)	Coupon	Ratings (5)	Value
	Insurance (continued)
15,875	Reinsurance Group of America Inc	6.200%	BBB+	$373,856
14,724	Reinsurance Group of America Inc	5.750%	BBB+	339,535
	Total Insurance			4,740,436
	Multi-Utilities – 0.4%
32,500	Algonquin Power & Utilities Corp	6.200%	BB+	763,750
	Thrifts & Mortgage Finance – 0.4%
33,214	New York Community Bancorp Inc	6.375%	Ba2	726,722
	Wireless Telecommunication Services – 0.5%
44,625	United States Cellular Corp	7.250%	Ba1	968,809
	Total $25 Par (or similar) Retail Preferred (cost $27,957,628)			25,642,206

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CORPORATE BONDS – 3.3% (2.3% of Total Investments)
	Chemicals – 0.2%
$325	CVR Partners LP / CVR Nitrogen Finance Corp, 144A	9.250%	6/15/23	B+	$260,553
	Containers & Packaging – 0.1%
225	Sealed Air Corp, 144A	6.875%	7/15/33	BB+	225,444
	Entertainment – 0.5%
1,157	Liberty Interactive LLC	8.500%	7/15/29	BB	861,965
	Food & Staples Retailing – 0.2%
400	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A	7.500%	3/15/26	BB-	431,120
	Health Care Equipment & Supplies – 0.6%
1,000	Avantor Inc, 144A	9.000%	10/01/25	BB	1,052,700
	Machinery – 0.2%
400	Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB+	352,000
	Media – 0.5%
250	Altice Financing SA, 144A	7.500%	5/15/26	B	243,125
575	ViacomCBS Inc	6.875%	4/30/36	BBB	648,211
825	Total Media				891,336
	Metals & Mining – 0.1%
225	ArcelorMittal	7.000%	10/15/39	BBB-	223,461
	Oil, Gas & Consumable Fuels – 0.4%
715	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	BB-	697,125

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Semiconductors & Semiconductor Equipment – 0.2%
$415	Amkor Technology Inc, 144A	6.625%	9/15/27	BB	$390,100
	Specialty Retail – 0.3%
825	L Brands Inc	6.875%	11/01/35	Ba3	610,500
$6,512	Total Corporate Bonds (cost $6,863,534)				5,996,304

Shares	Description (1)	Coupon	Ratings (5)	Value
	CONVERTIBLE PREFERRED SECURITIES – 2.1% (1.4% of Total Investments)
	Banks – 0.9%
475	Bank of America Corp	7.250%	BBB-	$601,360
825	Wells Fargo & Co	7.500%	Baa2	1,051,066
	Total Banks			1,652,426
	Electric Utilities – 0.3%
12,200	Southern Co	6.750%	BBB	541,680
	Multi-Utilities – 0.4%
7,300	Sempra Energy	6.750%	N/R	685,689
	Semiconductors & Semiconductor Equipment – 0.5%
875	Broadcom Inc	8.000%	N/R	817,565
	Total Convertible Preferred Securities (cost $3,978,695)			3,697,360
	Total Long-Term Investments (cost $235,738,713)			247,719,602

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.2% (3.7% of Total Investments)
	REPURCHASE AGREEMENTS – 5.2% (3.7% of Total Investments)
$9,452	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/20, repurchase price $9,452,271, collateralized by $8,875,000, U.S. Treasury Notes, 2.750%, due 4/30/23, value $9,647,888	0.000%	4/01/20	$9,452,271
	Total Short-Term Investments (cost $9,452,271)			9,452,271
	Total Investments (cost $245,190,984) – 142.7%			257,171,873
	Borrowings – (37.3)% (8), (9)			(67,250,000)
	Other Assets Less Liabilities – (5.4)% (10)			(9,747,491)
	Net Assets Applicable to Common Shares – 100%			$180,174,382

Investments in Derivatives
Options Written
Description (11)	Type	Number of Contracts	Notional Amount (12)	Exercise Price	Expiration Date	Value
Russell 2000® Index	Call	(325)	$(37,050,000)	$1,140	4/17/20	$(1,810,250)
Russell 2000® Index	Call	(200)	(24,000,000)	1,200	4/17/20	(515,000)
Total Options Written (premiums received $787,979)		(525)	$(61,050,000)			$(2,325,250)

Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (13)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$52,500,000	Recieve	1-Month LIBOR	1.969%	Monthly	6/01/18	7/01/25	7/01/27	$(5,648,923)	$(5,648,923)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$134,141,492	$48,418,592	$ —	$182,560,084
$1,000 Par (or similar) Institutional Preferred	—	29,823,648	—	29,823,648
$25 Par (or similar) Retail Preferred	24,113,600	1,528,606	—	25,642,206
Corporate Bonds	—	5,996,304	—	5,996,304
Convertible Preferred Securities	3,697,360	—	—	3,697,360
Short-Term Investments:
Repurchase Agreements	—	9,452,271	—	9,452,271
Investments in Derivatives:
Interest Rate Swaps*	—	(5,648,923)	—	(5,648,923)
Options Written	(2,325,250)	—	—	(2,325,250)
Total	$159,627,202	$89,570,498	$ —	$249,197,700

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.
(3)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $58,384,589.
(4)	For fair value measurement disclosure purposes, investment classified as Level 2.
(5)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(6)	Perpetual security. Maturity date is not applicable.
(7)	Principal Amount (000) rounds to less than $1,000.
(8)	Borrowings as a percentage of Total Investments is 26.1%.
(9)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $172,217,260 have been pledged as collateral for borrowings.
(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.
(11)	Exchange-traded, unless otherwise noted.
(12)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(13)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.